Prepaid Expenses and Other Current Assets, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Prepaid Expenses And Other Current Assets Disclosure [Abstract]
Expired date	¥ 5,000
Allowance for doubtful accounts on advance to suppliers	543	¥ 350
Allowance for doubtful accounts on receivables from supply chain service	131	3,656
Allowance for doubtful accounts to suppliers and receivable	¥ 2,446	¥ 6,298
Expired date	February 2022